Fair values of financial instruments carried at fair value - Global Banking and Markets fair value adjustments (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
GBM
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	$ 960	$ 1,031
Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	28	42
Risk-related | GBM
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	800	868
Risk-related | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	28	42
– bid-offer | GBM
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	427	412
– bid-offer | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
– uncertainty | GBM
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	78	66
– uncertainty | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	1	1
– credit valuation adjustment | GBM
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	300	228
– credit valuation adjustment | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	21	35
– debt valuation adjustment | GBM
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	(204)	(92)
– debt valuation adjustment | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
– funding fair value adjustment | GBM
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	199	254
– funding fair value adjustment | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	6	6
– other | GBM
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
– other | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
Model-related | GBM
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	61	57
Model-related | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
– model limitation | GBM
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	61	57
– model limitation | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
– other | GBM
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
– other | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	0	0
Inception profit (Day 1 P&L reserves)1 | GBM
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	99	106
Inception profit (Day 1 P&L reserves)1 | Corporate Centre
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fair value adjustments	$ 0	$ 0